Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Operating lease rights [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Not later than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 8	€ 49
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	6	42
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	5	32
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	4	26
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	4	19
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 22	€ 47